Reserves (Details Narrative) (Zhongdehui (SZ) Development Co., Ltd) - Zhongdehui (SZ) Development Co., Limited [Member] - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Legal reserves percentage description	Subject to certain cumulative limits, the general reserve requires annual appropriations of 10% of after-tax profits as determined under the PRC laws and regulations at each year-end until the balance reaches 50% of the PRC entity registered capital; the other reserve appropriations are at the Company's discretion.
General reserve